Restatement Of Previously Issued Financial Statements (Schedule Of Effect On Consolidated Statements Of Comprehensive Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Net loss	$ (558,233)		$ (634,306)
TOTAL COMPREHENSIVE LOSS	(538,308)		(671,762)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	(396,922)		(623,100)
Noncontrolling interests	(141,386)		(48,662)
TOTAL COMPREHENSIVE LOSS	(538,308)		(671,762)
As previously reported [Member]
Net loss	(581,443)		(614,701)
TOTAL COMPREHENSIVE LOSS	(561,518)		(652,157)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	(419,406)		(605,747)
Noncontrolling interests	(142,112)		(46,410)
TOTAL COMPREHENSIVE LOSS	(561,518)		(652,157)
Correction of errors [Member]
Net loss	23,210		(19,605)
TOTAL COMPREHENSIVE LOSS	23,210		(19,605)
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Noncontrolling interests	726		(2,252)
TOTAL COMPREHENSIVE LOSS	23,210		(19,605)
Correction of errors related to SouthGobi revenue recognition [Member]
COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Turquoise Hill Resources Ltd.	22,484	[1]	(17,353)	[1]
Noncontrolling interests	$ 726	[1]	$ (2,252)	[1]

[1]	Correction of errors related to SouthGobi revenue recognition Subsequent to the original issuance of the Company's annual consolidated financial statements, the Company determined that certain revenue transactions of SouthGobi were previously recognized in the Company's consolidated financial statements prior to meeting relevant revenue recognition criteria. The restatement is due to a change in the determination of when revenue should be recognized from its sales of coal previously recognized in the quarter ended December 31, 2010, the full year ended December 31, 2011 and the six months ended June 30, 2012. The affected transactions relate to sales contracts which specify the location of title transfer as the customer's stockpile, which is located in a yard located within the Ovoot Tolgoi mine's mining license area. During the affected periods, revenue for such sales was recognized upon delivery of coal to the customer's stockpile. The restated consolidated financial statements reflect a change in the point of revenue recognition from the delivery of coal to the customer's stockpile to loading the coal onto the customer's trucks at the time of collection.